Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accrued expenses and other current liabilities
Salary and welfare payables		¥ 1,689,809	¥ 1,577,761
Deposits		3,627,058	1,834,172
Payable related to employees' exercise of share-based awards		276,259	811,783
Rental fee payables		135,534	69,341
Professional fee accruals		75,086	48,121
Others		1,374,319	970,654
Total	$ 1,108,102	¥ 7,178,065	¥ 5,311,832